Intangible Assets, Net	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

Intangible assets from the company’s continuing operations consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	(unaudited)

Computer Software	$36,928	$36,928
Trademark	2,350	2,350
Total	39,278	39,278
Less: accumulated amortization	(38,828)	(38,711)
Net	$450	$567

Amortization of intangible assets from the company’s continuing operations were $117 and $117 for the six months ended June 60, 2024 and 2023, respectively.

Amortization of intangible assets from the company’s continuing operations were $59 and $59 for the three months ended June 30, 2024 and 2023, respectively.

Estimated amortization for the existing intangible assets with finite lives from the company’s continuing operations for each of the next five years at June 30, 2024 is as follows: $236, $214, nil, nil and nil.